organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of business activities

Name	Background	Ownership
Brilliant Hat Limited	● A British Virgin Islands company ● Incorporated on June 26, 2018 ● A holding company	100% owned by Blue Hat Interactive Entertainment Technology

Blue Hat Interactive Entertainment Technology Limited	● A Hong Kong company ● Incorporated on June 26, 2018 ● A holding company	100% owned by Brilliant Hat Limited

Xiamen Duwei Consulting Management Co., Ltd.	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”). ● Incorporated on July 26, 2018 ● Registered capital of $20,000,000 ● A holding company.	100% owned by Blue Hat Interactive Entertainment Technology Limited.

Fujian Blue Hat Group Co. Ltd.	● A PRC limited liability company ● Incorporated on August 23, 2021. ● A holding company	100% owned by Blue Hat Interactive Entertainment Technology Limited.

Fujian Blue Hat Interactive Entertainment Technology Ltd.	● A PRC limited liability company ● Incorporated on January 7, 2010 ● Registered capital of $4,697,526 (RMB 31,054,000). ● Designing, producing, promoting and selling animated toys with mobile	VIE of Xiamen Duwei Consulting Management Co., Ltd
Fujian Youth Hand in Hand Educational Technology Co., Ltd.

●     A PRC limited liability company, acquired on February 2021.

●     Incorporated on September 18, 2017

●     Registered capital of $3,106,214 (RMB 20,100,000)

●     Educational consulting service and sports related.

51.5% owned by Xiamen Duwei Consulting Management Co., Ltd. 48.5% owned by Fujian Blue Hat Interactive Technology Co., Ltd.

Engaomei Animation Culture Development Co., Ltd.

●     A PRC limited liability company

●     Incorporated on October 19, 2017

●     Registered capital of $302,540 (RMB 2,000,000)

●     Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.

100% owned by Fujian Blue Hat Interactive Technology Co., Ltd.

Pingxiang Blue Hat Technology Co. Ltd.	● A PRC limited liability company ● Incorporated on September 10, 2018 ● Registered capital of $302,540 (RMB 2,000,000) ● Designing, producing, promoting and selling animated toys with mobile	100% owned by Fujian Blue Hat Interactive Technology Ltd.

Xiamen Bluehat Research Institution of Education Co., Ltd	● A PRC limited liability company ● Incorporated on February 20, 2021 ● Information Technology consulting service	100% owned by Fujian Blue Hat Interactive Technology Ltd.

Fujian Lanyun Canghai Technology Co., Ltd.	● A PRC limited liability company ● Incorporated on June 29, 2021 ● Software development, promoting and selling of toys and stationery	100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd

Fuzhou Qiande Educational Technology Co., Ltd.	● A PRC limited liability company ● Incorporated on March 24, 2021 ● Information Technology consulting service	100% owned by Fujian Youth Hand in Hand Educational Technology Co., Ltd.

Fresh Joy Entertainment Ltd	● A British Virgin Islands company, acquired on January 25, 2021 ● Incorporated on January 7, 2020 ● A holding company	100% owned by Blue Hat Interactive Entertainment Technology

Hong Kong Xinyou Entertainment Company	● A Hong Kong company, acquired on January 25, 2021 ● Incorporated on August 18, 2020 ● A holding company	100% owned by Fresh Joy Entertainment Ltd

Fujian Xinyou Technology Co., Ltd.	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”), acquired on January 25, 2021 ● Incorporated on September 29, 2020 ● A holding company	100% owned by Hong Kong Xinyou Entertainment Limited.

Fujian Roar Game Technology Co. Ltd.	● A PRC limited liability company, acquired on January 25, 2021 ● Incorporated on December 6, 2019 ● Designing, producing, promoting and selling animated toys with mobile	VIE of Fujian Xinyou Technology Co., Ltd.

Fuzhou UC71 Co., Ltd.	● A PRC limited liability company ● Incorporated on October 25, 2016 ● Registered capital of $1,854,456 (RMB 12,000,000) ● Software development, Information technology consulting service	100% owned by Fujian Roar Game Technology Co., Ltd

Fuzhou CSFCTECH Co. Ltd.

●      A PRC limited liability company, acquired on January 25, 2021

●      Incorporated on August 5, 2011

●      Registered capital of $3,001,159 (RMB 20,000,000)

●      Software development, animation design and web design

51% owned by Fujian Roar Game Technology Co., Ltd .